Inventory (Tables)	12 Months Ended
Dec. 31, 2016
Inventory [Abstract]
Schedule of Inventory, Current [Table Text Block]
14. INVENTORY

Inventory consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2016	2015
Fuel	$235	$185
Materials	215	100
Emission credits (1)	22	29
	$472	$314
(1)The NEGG Facilities are subject to the Acid Rain Program for sulphur dioxide emissions and the Regional Greenhouse Gas Initiative ("RGGI") for carbon dioxide emissions. The emissions credits inventory balance represents the credits purchased to offset the other current liabilities and other long-term liabilities associated with these programs.